Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Schedule of Inventory
	At December 31 2022	At December 31 2021
	£’000	£’000

Finished goods and work in progress	232,565	364,585
	At December 31 2022	At December 31 2021
	£’000	£’000

Gross inventory	235,245	369,532
Inventory provision	(2,680)	(4,947)

Inventory	232,565	364,585

Schedule of Sensitivity of the Inventory Provision	The sensitivity of the inventory provision, based upon a 2% change in the expected selling price of inventory input, is as follows:
	Change in expected selling price estimate	Change in inventory provision 2022	Change in inventory provision 2021
	%	£’000	£’000

Inventory provision	+2	683	1,417
Inventory provision	-2	(1,071)	(1,904)